INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 4, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BRIC ETF

Invesco Dow Jones Industrial Average Dividend ETF

Invesco Insider Sentiment ETF

Invesco Raymond James SB-1 Equity ETF

Invesco S&P Spin-Off ETF

Invesco Wilshire Micro-Cap ETF

Invesco Wilshire US REIT ETF

Invesco Zacks Mid-Cap ETF

Invesco Zacks Multi-Asset Income ETF

Effective after the close of business today, all references and biographical information relating to Steven M. Hill, as Vice President and Treasurer of Invesco Exchange-Traded Fund Trust (the “Trust”), shown in the table setting forth information about Officers of the Trusts under the section titled “MANAGEMENT” in the Statement of Additional Information for of the Trust is hereby deleted and replaced with the following:

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Kelli Gallegos — 1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

As of August 28, 2018, Invesco Dow Jones Industrial Average Dividend ETF, Invesco Insider Sentiment ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF are no longer included in this SAI.

Please Retain This Supplement For Future Reference.

P-TRST1-SOAI-SUP-2 090418